SWK Holdings Corporation and Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Note1SWKHoldingsCorporationandSummaryofSignificantAccountingPoliciesDetailsLineItems [Line Items]
Number of Operating Segments			1		1
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	4,205,000	3,480,630	4,205,000	3,480,630	4,205,000	3,327,500
Sales [Member]
Note1SWKHoldingsCorporationandSummaryofSignificantAccountingPoliciesDetailsLineItems [Line Items]
Number of Major Customers	3	3	3	3
Concentration Risk, Percentage		100.00%	85.00%	100.00%
Sales [Member] | Customer 1 [Member]
Note1SWKHoldingsCorporationandSummaryofSignificantAccountingPoliciesDetailsLineItems [Line Items]
Concentration Risk, Percentage	78.00%
Accounts Receivable [Member]
Note1SWKHoldingsCorporationandSummaryofSignificantAccountingPoliciesDetailsLineItems [Line Items]
Number of Major Customers	3		3			2
Concentration Risk, Percentage			100.00%
Accounts Receivable [Member] | Customer 1 [Member]
Note1SWKHoldingsCorporationandSummaryofSignificantAccountingPoliciesDetailsLineItems [Line Items]
Concentration Risk, Percentage						81.00%
Accounts Receivable [Member] | Customer 2 [Member]
Note1SWKHoldingsCorporationandSummaryofSignificantAccountingPoliciesDetailsLineItems [Line Items]
Concentration Risk, Percentage						16.00%